Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,902,000
Previously Paid Amount	0.00
Total Fee Amount	252.47
Total Offset Amount	0.00
Net Fee	252.47
Narrative - Max Aggregate Offering Price	$ 2,902,000
Final Prospectus	true